Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

11.    Stockholders’ Equity

Common and Convertible Preferred Stock

The Company’s certificate of incorporation authorized the Company to issue the following classes of shares with the following par value and voting rights as of June 30, 2019. The liquidation and dividend rights are identical among Class 1 common stock and Class 2 common stock, and all classes of common stock share equally in our earnings and losses.

	Par Value	Authorized	Voting Rights
Class 1 common stock	$0.0001	250,000,000	10 votes for each share
Class 2 common stock	$0.0001	500,000,000	1 vote for each share
Convertible preferred stock	$0.0001	10,000,000	N/A

In connection with the profit participation agreement with ABG Intermediate Holdings 2, LLC (“ABG”), the Company issued 840,107 shares of Class 2 common stock in January 2019 and 840,107 shares of Class 2 common stock in March 2019 at a deemed issuance price of $79.35 per share. Given that the shares of Class 2 common stock issued to ABG were not registered with the SEC and subject to transfer restrictions, the fair values of the issuances were $89.13 and $59.77 per share, respectively, as recorded in the Condensed Consolidated Statements of Stockholders’ Equity. Refer to Note 14 for details.

In February 2019, the Company issued 180,332 shares of Class 2 common stock at a deemed issuance price of $83.73 per share in connection with the closing of the Natura acquisition. Refer to Note 15 for details.

In March 2019, the Company issued 1,209,946 shares of Class 2 common stock at a deemed issuance price of $80.04 per share in connection with the closing of the Manitoba Harvest acquisition. Refer to Note 15 for details.

11. Capital Stock

Capital Stock

As of December 31, 2017, the Company had authorized, issued and outstanding one share of capital stock with a one dollar par value. Each share of capital stock was entitled to one vote. As of December 31, 2018, no shares of capital stock were authorized, issued or outstanding.

Common and Convertible Preferred Stock

The Company’s certificate of incorporation authorized the Company to issue the following classes of shares with the following par value and voting rights as of December 31, 2018.

	Par Value	Authorized	Voting Rights
Class 1 common stock	$0.0001	250,000,000	10 votes for each share
Class 2 common stock	$0.0001	500,000,000	1 vote for each share
Convertible preferred stock	$0.0001	10,000,000	N/A

In February 2018, the Company completed a recapitalization in which the Company issued 75,000,000 shares of Class 1 common stock to Privateer Holdings in exchange for the net assets of Decatur Holdings, BV. Of which 58,333,333 Class 1 common stock was converted into Class 2 common stock upon IPO, resulting in Privateer share ownership of 58,333,333 of Class 2 common stock and 16,666,667 of Class 1 common stock.

In July 2018, the Company completed its IPO, whereby 10,350,000 shares of our Class 2 common stock were sold at a price of $17.00 ($22.45 CAD) per share, which included 1,350,000 shares pursuant to the underwriters’ option to purchase additional shares. Upon the closing of the IPO, all shares of the outstanding Series A preferred stock automatically converted into 7,794,042 shares of Class 2 common stock on a one-for-one basis.

The liquidation and dividend rights are identical among Class 1 common stock and Class 2 common stock, and all classes of common stock share equally in our earnings and losses.

In February and March 2018, the Company issued an aggregate of 7,794,042 shares of Series A preferred stock at an issue price of $7.10 ($8.90 CAD) per share. In July 2018, the Company completed its IPO and upon the closing of the IPO, all shares of the outstanding Series A preferred stock automatically converted into 7,794,042 shares of Class 2 common stock on a one-for-one basis.